Earnings Per Share - Schedule of Denominator for Calculation of Income (Loss) Per Share, Weighted Average Number of Shares (Detail) - shares	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019
Basic And Diluted Earnings Per Share [Abstract]
Issued common share, beginning of year	49,646,851	49,646,851	49,646,851
Basic weighted average common shares	49,646,851	49,646,851	49,646,851
Effect of dilutive warrants and options	2,250,000
Diluted weighted average common shares	51,896,851	49,646,851	49,646,851